As filed with the Securities and Exchange Commission on December 1, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

The Olstein All Cap Value Fund
Schedule of Investments
September 30, 2008 (Unaudited)	Shares/Principal
	Amount	Value
COMMON STOCKS - 94.4%
Automobiles - 1.6%
Harley-Davidson, Inc.	389,300	$14,520,890

Capital Markets - 4.1%
The Blackstone Group LP	1,240,026	19,021,999
Legg Mason, Inc.	465,700	17,724,542
		36,746,541
Chemicals - 1.1%
The Scotts Miracle-Gro Company - Class A	421,750	9,970,170

Commercial Services & Supplies - 3.5%
Korn/Ferry International (a)	839,700	14,963,454
Pitney Bowes Inc.	484,400	16,111,144
		31,074,598
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	1,110,400	25,050,624
CommScope, Inc. (a)	29,900	1,035,736
Motorola, Inc.	1,211,900	8,652,966
		34,739,326
Computers & Peripherals - 2.4%
Dell Inc. (a)	1,309,100	21,573,968

Construction & Engineering - 0.7%
Quanta Services, Inc. (a)	218,300	5,896,283

Consumer Finance - 2.3%
American Express Company	565,400	20,032,122

Diversified Financial Services - 11.1%
AllianceBernstein Holding LP	339,200	12,553,792
Citigroup Inc.	3,005,200	61,636,652
NYSE Euronext	614,100	24,060,438
		98,250,882
Electronic Equipment & Instruments - 3.8%
Rofin-Sinar Technologies, Inc. (a)	312,200	9,556,442
Tyco Electronics Ltd. (c)	860,825	23,810,419
		33,366,861
Food Products - 1.0%
Sara Lee Corporation	709,300	8,958,459

Health Care Equipment & Supplies - 5.8%
Boston Scientific Corporation (a)	1,385,517	17,000,294
Covidien Limited (c)	293,425	15,774,528
Kinetic Concepts, Inc. (a)	325,000	9,291,750
Zimmer Holdings, Inc. (a)	149,400	9,645,264
		51,711,836
Health Care Products - 2.0%
Johnson & Johnson	260,100	18,019,728

Health Care Providers & Services - 1.5%
Quest Diagnostics Incorporated	262,700	13,573,709

Industrial Conglomerates - 9.3%
3M Co.	243,300	16,619,823
General Electric Company	949,700	24,217,350
Teleflex Incorporated	289,201	18,361,371
Tyco International Ltd. (c)	662,225	23,191,120
		82,389,664
Insurance - 2.2%
MetLife, Inc.	80,300	4,496,800
W. R. Berkley Corporation	656,000	15,448,800
		19,945,600
Machinery - 1.3%
Ingersoll-Rand Company Ltd. - Class A (c)	356,100	11,099,637

Media - 1.7%
The Walt Disney Company	501,000	15,375,690

Metals & Mining - 1.0%
Century Aluminum Company (a)	310,200	8,589,438

Multiline Retail - 3.7%
J. C. Penney Company, Inc.	298,065	9,937,487
Macy's, Inc.	1,294,768	23,279,929
		33,217,416
Office Electronics - 1.9%
Xerox Corporation	1,459,700	16,830,341

Oil & Gas - 1.4%
Anadarko Petroleum Corporation	264,000	12,806,640

Personal Products - 0.8%
Bare Escentuals, Inc. (a)	629,600	6,843,752

Restaurants - 6.0%
Burger King Holdings Inc.	471,900	11,589,864
Denny's Corp. (a) (b)	8,389,400	21,644,652
Jack in the Box Inc. (a)	537,400	11,339,140
McDonald's Corporation	145,450	8,974,265
		53,547,921
Semiconductor & Semiconductor Equipment - 4.9%
Intel Corporation	908,400	17,014,332
Novellus Systems, Inc. (a)	485,700	9,539,148
Teradyne, Inc. (a)	825,200	6,444,812
Texas Instruments Incorporated	479,600	10,311,400
		43,309,692
Software - 4.2%
Microsoft Corporation	961,300	25,657,097
Teradata Corporation (a)	593,900	11,581,050
		37,238,147
Specialty Retail - 9.4%
Collective Brands, Inc. (a)	556,400	10,187,684
The Gap, Inc.	553,500	9,841,230
The Home Depot, Inc.	724,500	18,757,305
Lowe's Companies, Inc.	740,100	17,532,969
RadioShack Corporation	926,100	16,003,008
The TJX Companies, Inc.	371,300	11,332,076
		83,654,272
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc. (a)	792,400	15,634,052

TOTAL COMMON STOCKS (Cost $950,905,695)		838,917,635

SHORT-TERM INVESTMENTS - 6.1%
Mutual Funds - 0.2%
First American Prime Obligations Fund - Class I	1,748,422	1,748,422

U.S. Government Agency Obligations - 5.9%
Federal Home Loan Bank:
1.85%, due 10/02/2008	$8,320,000	8,319,572
1.97%, due 10/03/2008	9,200,000	9,198,993
1.90%, due 10/09/2008	15,700,000	15,693,371
2.05%, due 10/10/2008	18,800,000	18,790,365
		52,002,301
TOTAL SHORT-TERM INVESTMENTS (Cost $53,750,723)		53,750,723

Total Investments (Cost $1,004,656,418) - 100.5%		892,668,358
Liabilities in Excess of Other Assets - (0.5)%		(4,074,316)
TOTAL NET ASSETS - 100.0%		$888,594,042

(a) Non-income producing security.
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
(c) U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$1,004,656,418
Gross unrealized appreciation	56,527,348
Gross unrealized depreciation	(168,515,408)
Net unrealized depreciation	$(111,988,060)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective July 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, short-term securities such as commercial paper with maturity of 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 840,666,057	$ —
Level 2 - Other significant observable inputs	52,002,301	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 892,668,358	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

The Olstein Strategic Opportunities Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Business Services - 4.3%
Barrett Business Services, Inc.	24,000	$311,520
Hewitt Associates, Inc. - Class A (a)	8,000	291,520
		603,040
Capital Markets - 7.0%
Janus Capital Group Inc.	9,000	218,520
Legg Mason, Inc.	20,000	761,200
		979,720
Chemicals - 0.7%
The Scotts Miracle-Gro Company - Class A	4,000	94,560

Communications Equipment - 2.2%
CommScope, Inc. (a)	9,000	311,760

Construction & Engineering - 1.4%
Quanta Services, Inc. (a)	7,000	189,070

Electronic Equipment & Instruments - 3.0%
Keithley Instruments, Inc.	35,000	292,950
Rofin-Sinar Technologies, Inc. (a)	4,000	122,440
		415,390
Energy Equipment & Services - 0.9%
Newpark Resources, Inc. (a)	18,000	131,400

Health Care Equipment & Supplies - 3.0%
Medical Action Industries Inc. (a)	15,000	196,950
Span-America Medical Systems, Inc.	18,000	214,200
		411,150
Household Durables - 4.3%
Blount International, Inc. (a)	14,000	155,820
The Dixie Group, Inc. (a)	30,000	220,500
Sealy Corporation	35,000	226,100
		602,420
Industrial Conglomerates - 9.1%
Teleflex Incorporated	20,000	1,269,800

Insurance - 1.0%
W. R. Berkley Corporation	6,000	141,300

Machinery - 10.8%
Columbus McKinnon Corporation (a)	14,000	329,980
Flanders Corporation (a)	91,000	573,300
The Middleby Corporation (a)	5,000	271,550
Thermadyne Holdings Corporation (a)	20,000	333,400
		1,508,230
Personal Products - 2.0%
Bare Escentuals, Inc. (a)	26,000	282,620

Restaurants - 24.1%
Burger King Holdings Inc.	5,000	122,800
CBRL Group, Inc.	12,000	315,600
The Cheesecake Factory Incorporated (a)	28,000	409,360
CKE Restaurants, Inc.	20,000	212,000
Denny's Corp. (a)	505,000	1,302,900
Jack in the Box Inc. (a)	17,000	358,700
Luby's, Inc. (a)	55,000	442,200
Nathan's Famous, Inc. (a)	12,000	190,920
		3,354,480
Semiconductor & Semiconductor Equipment - 7.3%
Atmel Corporation (a)	100,000	339,000
Entegris Inc. (a)	80,000	387,200
Teradyne, Inc. (a)	38,000	296,780
		1,022,980
Specialty Retail - 15.2%
Collective Brands, Inc. (a)	19,000	347,890
The Dress Barn, Inc. (a)	15,000	229,350
DSW, Inc. - Class A (a)	22,000	301,400
Foot Locker, Inc.	8,000	129,280
Office Depot, Inc. (a)	100,000	582,000
RadioShack Corporation	21,000	362,880
The Wet Seal Inc. - Class A (a)	45,000	163,350
		2,116,150
Textiles, Apparel & Luxury Goods - 2.3%
Carter's, Inc. (a)	16,000	315,680

TOTAL COMMON STOCKS (Cost $16,930,474)		13,749,750

SHORT-TERM INVESTMENTS - 3.3%
Mutual Funds - 3.3%
First American Prime Obligations Fund - Class I	455,658	455,658

TOTAL SHORT-TERM INVESTMENTS (Cost $455,658)		455,658

Total Investments (Cost $17,386,132) - 101.9%		14,205,408
Liabilities in Excess of Other Assets - (1.9)%		(268,774)
TOTAL NET ASSETS - 100.0%		$13,936,634

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	17,386,132
Gross unrealized appreciation	254,123
Gross unrealized depreciation	(3,434,847)
Net unrealized depreciation	(3,180,724)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective July 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, short-term securities such as commercial paper with maturity of 60 days or less are valued using amortized cost, in accordance with rules under the 1940 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 14,205,408	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 14,205,408	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Olstein Funds

By (Signature and Title) /s/ Robert A. Olstein
 Robert A. Olstein, President

Date         12/1/08
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert A. Olstein
 Robert A. Olstein, President

Date         12/1/08

By (Signature and Title) /s/ Michael Luper
 Michael Luper, Treasurer

Date         12/1/08